Commitments and Contingencies - Summary of Future Minimum Payments for Purchase Commitments (Detail) - Bird Rides [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Line Items]
2021	$ 6,014
2022	6,238
2023	6,600
2024	7,260
2025
Total	$ 26,112